Revenue Information (Details) - Schedule of Deferred Revenue Movement - Deferred Revenue [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue Information (Details) - Schedule of Deferred Revenue Movement [Line Items]
Deferred revenue, beginning balance	$ 1,339,954	$ 1,127,105
Deferred revenue, additions	1,664,443	3,258,646
Deferred revenue, Revenue	(1,391,693)	(2,655,833)
Deferred revenue, FX rate adj	(146,846)	(596,426)
Deferred revenue, ending balance	$ 1,465,858	$ 1,133,492